Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

April 29, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:              Nuveen Multistate Trust II

                   File Nos. 333-14729 and 811-07755

Ladies and Gentlemen:

On behalf of our client, Nuveen Multistate Trust II (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 18 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto.

PEA No. 18 is being filed to amend the investment strategy of the Nuveen Connecticut Municipal Bond Fund, Nuveen New Jersey Municipal Bond Fund, Nuveen New York Municipal Bond Fund, Nuveen New York Insured Municipal Bond Fund, Nuveen California Municipal Bond Fund, Nuveen California Insured Municipal Bond Fund, Nuveen Massachusetts Municipal Bond Fund and the Nuveen Massachusetts Insured Municipal Bond Fund. The Trust will be filing a post-effective amendment pursuant to Rule 485(b) on June 30, 2008 to finalize all disclosure and file certain exhibits to the Registration Statement.

The SEC recently reviewed a similar 485(a) filing of a related registrant, Nuveen Multistate Trust I, filed on September 25, 2007 (Post-Effective Amendment No. 14 (File Nos. 333-16617 and 811-07747)). Therefore, we hereby request, in reliance on Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that PEA No. 18 receive selective review.

Please contact me at (202) 739-5662 or Kevin J. McCarthy of Nuveen at (312) 917-6899 with your questions or comments.

Sincerely,

/s/ MAGDA EI GUINDI-ROSENBAUM

Magda EI Guindi-Rosenbaum